Revenue Recognition (Details) - Schedule of disaggregates revenue by geographic location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 31,129	$ 21,197
Korea [Member]
Disaggregation of Revenue [Line Items]
Total	14,530	2,460
Germany [Member]
Disaggregation of Revenue [Line Items]
Total	4,134	7,526
United States [Member]
Disaggregation of Revenue [Line Items]
Total	3,344	4,030
Japan [Member]
Disaggregation of Revenue [Line Items]
Total	3,866	3,797
France [Member]
Disaggregation of Revenue [Line Items]
Total	4,023	2,616
Other [Member]
Disaggregation of Revenue [Line Items]
Total	$ 1,232	$ 768